Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Net Loss Per Share
Schedule of calculation of basic and diluted net loss per share
Year ended December 31, 2022
	Class A	Class B	Total Common Stock
Numerator:
Allocation of undistributed earnings	$(146,412)	$(22,311)	$(168,723)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(146,412)	$(22,311)	$(168,723)
Denominator:
Weighted-average common shares outstanding	173,421,449	26,426,937	199,848,386
Denominator for basic and diluted net loss per share – weighted-average common stock	173,421,449	26,426,937	199,848,386
Basic and diluted net loss per share	$(0.84)	$(0.84)	$(0.84)
Year ended December 31, 2021
	Class A	Class B	Total Common Stock
Numerator:
Allocation of undistributed earnings	$(28,048)	$(4,361)	$(32,409)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(28,048)	$(4,361)	$(32,409)
Denominator:
Weighted-average common shares outstanding	150,424,024	23,386,029	173,810,053
Denominator for basic and diluted net loss per share – weighted-average common stock	150,424,024	23,386,029	173,810,053
Basic and diluted net loss per share	$(0.19)	$(0.19)	$(0.19)
Year ended December 31, 2020
Numerator:
Allocation of undistributed earnings	$(162,745)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(162,745)
Denominator:
Weighted-average common shares outstanding	6,056,574
Denominator for basic and diluted net loss per share – weighted-average common stock	6,056,574
Basic and diluted net loss per share	$(26.87)

Schedule of anti-dilutive common equivalent shares
	2022	2021	2020
Outstanding options to purchase common stock	12,571,912	16,243,532	26,708,329
Outstanding restricted stock units	9,961,291	3,577,894	1,894,897
Outstanding warrants	20,652,690	20,652,837	—
Outstanding convertible preferred stock (Series A through D)	—	—	107,197,118
Total anti-dilutive common equivalent shares	43,185,893	40,474,263	135,800,344